Restatement of Previously Issued Financial Statements (Details) - Schedule of financial statements - Growth capital acquisition corp. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
As Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption		$ 161,154,930
Common stock Class A, $0.0001 par value		113
Common stock Class B, $0.0001 par value	$ 431	431
Additional Paid in Capital		(3,115,509)
Retained earnings		8,114,967
Total stockholders’ equity/(deficit)		$ 5,000,002
Number of shares subject to redemption (in Shares)	15,962,947	16,115,493
Basic and diluted weighted average shares, redeemable shares (in Shares)		2,404,988
Basic and diluted net income per share, redeemable shares (in Dollars per share)
Basic and diluted weighted average shares, non-redeemable shares (in Shares)		4,648,608
Basic and diluted net income per share, non-redeemable shares (in Dollars per share)		$ 1.78
Accretion of Class A common stocks subject to possible redemption
Class A common stock subject to possible redemption		(161,154,930)
Value of Class A common stock subject to possible redemption at February 2, 2021		151,176,360
Change in value of Class A common stock subject to possible redemption,	$ (1,525,460)	9,978,570
Restatement [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption		11,345,070
Common stock Class A, $0.0001 par value		(113)
Common stock Class B, $0.0001 par value
Additional Paid in Capital		3,115,509
Retained earnings		(14,460,466)
Total stockholders’ equity/(deficit)		$ (11,345,070)
Number of shares subject to redemption (in Shares)	1,287,053	1,134,507
Basic and diluted weighted average shares, redeemable shares (in Shares)		336,108
Basic and diluted net income per share, redeemable shares (in Dollars per share)		$ 1.17
Basic and diluted weighted average shares, non-redeemable shares (in Shares)		(336,108)
Basic and diluted net income per share, non-redeemable shares (in Dollars per share)		$ (0.61)
Accretion of Class A common stocks subject to possible redemption		$ (14,612,821)
Class A common stock subject to possible redemption		161,143,205
Value of Class A common stock subject to possible redemption at February 2, 2021		6,710,819
Change in value of Class A common stock subject to possible redemption,	$ 1,525,460	4,634,251
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock subject to possible redemption		172,500,000
Common stock Class A, $0.0001 par value
Common stock Class B, $0.0001 par value	$ 431	431
Additional Paid in Capital
Retained earnings		(6,345,499)
Total stockholders’ equity/(deficit)		$ (6,345,068)
Number of shares subject to redemption (in Shares)	17,250,000	17,250,000
Basic and diluted weighted average shares, redeemable shares (in Shares)		2,741,096
Basic and diluted net income per share, redeemable shares (in Dollars per share)		$ 1.17
Basic and diluted weighted average shares, non-redeemable shares (in Shares)		4,312,500
Basic and diluted net income per share, non-redeemable shares (in Dollars per share)		$ 1.17
Accretion of Class A common stocks subject to possible redemption		$ (14,612,821)
Class A common stock subject to possible redemption		(1,725)
Value of Class A common stock subject to possible redemption at February 2, 2021		157,887,179
Change in value of Class A common stock subject to possible redemption,		$ 14,612,821